Consolidated Statements of Operations $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2015 MXN ($) $ / shares
Operating revenues:
Passenger	$ 901,493	$ 17,791,317	$ 17,790,130	$ 14,130,365
Non-ticket	357,431	7,054,058	5,722,321	4,049,339
Total revenues	1,258,924	24,845,375	23,512,451	18,179,704
Other operating income	(4,903)	(96,765)	(496,742)	(193,155)
Fuel	367,646	7,255,636	5,741,403	4,721,108
Aircraft and engine rent expenses	307,696	6,072,502	5,590,058	3,525,336
Landing, take-off and navigation expenses	203,184	4,009,915	3,272,051	2,595,413
Salaries and benefits	143,075	2,823,647	2,419,537	1,902,748
Sales, marketing and distribution expenses	85,710	1,691,524	1,413,348	1,088,805
Maintenance expenses	72,618	1,433,147	1,344,110	874,613
Other operating expenses	55,152	1,088,440	952,452	697,786
Depreciation and amortization	27,802	548,687	536,543	456,717
Operating income	944	18,642	2,739,691	2,510,333
Finance income	5,361	105,795	102,591	47,034
Finance cost	(4,376)	(86,357)	(35,116)	(21,703)
Foreign exchange (loss) gain, net	(40,225)	(793,854)	2,169,505	966,554
(Loss) income before income tax	(38,296)	(755,774)	4,976,671	3,502,218
Income tax benefit (expense)	8,167	161,175	(1,457,182)	(1,038,348)
Net (loss) income	$ (30,129)	$ (594,599)	$ 3,519,489	$ 2,463,870
(Loss) Earnings per share basic: | (per share)	$ (0.030)	$ (0.588)	$ 3.478	$ 2.435
(Loss) Earnings per share diluted: | (per share)	$ (0.030)	$ (0.588)	$ 3.478	$ 2.435